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UNITED STATES	Estimated average burden hours per response . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22955

Tekla Healthcare Opportunities Fund
(Exact name of registrant as specified in charter)

100 Federal Street, 19th Floor, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/18

Item 1.  Schedule of Investments.

TEKLA HEALTHCARE OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018

(Unaudited)

SHARES		VALUE

	CONVERTIBLE PREFERRED AND WARRANTS (Restricted)(a) (b) - 1.3% of Net Assets

	Biotechnology — 1.2%
751,072	Atreca, Inc. Series C1	$1,749,998
1,106,444	Galera Therapeutics, Inc. Series C, 6.00%	2,449,999
213,333	GenomeDx Biosciences, Inc. Series C, 6.00%	710,400
186,731	GenomeDx Biosciences, Inc. Series D, 8.00%	569,531
36,668	GenomeDx Biosciences, Inc. Series D Prime, 8.00%	335,516
175,122	GenomeDx Biosciences, Inc. Series E, 8.00%	409,609
25,748	GenomeDx Biosciences, Inc. Warrants (expiration 11/1/27, exercise price $3.05)	0
2,538,462	Rainier Therapeutics, Inc. Series A, 6.00%	1,650,000
1,470,588	Rainier Therapeutics, Inc. Series B, 6.00%	1,100,000
		8,975,053
	Health Care Equipment & Supplies — 0.1%
407,078	IlluminOss Medical, Inc. Series AA, 8.00%	407,078
383,470	IlluminOss Medical, Inc. Junior Preferred, 8.00%	383,470
21,885	IlluminOss Medical, Inc. Warrants (expiration 1/11/28, exercise price $1.00)	0
10,942	IlluminOss Medical, Inc. Warrants (expiration 11/20/27, exercise price $1.00)	0
21,885	IlluminOss Medical, Inc. Warrants (expiration 2/6/28, exercise price $1.00)	0
32,792	IlluminOss Medical, Inc. Warrants (expiration 3/31/27, exercise price $1.00)	0
27,356	IlluminOss Medical, Inc. Warrants (expiration 9/6/27, exercise price $1.00)	0
		790,548
	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $11,589,740)	9,765,601
	PREFERRED STOCK — 1.6% of Net Assets
	Real Estate Investment Trust — 1.6%
200,000	Welltower Inc., 6.50% (b)	12,630,000
	TOTAL PREFERRED STOCK (Cost $11,919,595)	12,630,000

PRINCIPAL AMOUNT

CONVERTIBLE AND NON-CONVERTIBLE NOTES - 15.4% of Net Assets

Convertible Notes — 1.4%

Biotechnology (Restricted) (a) — 0.0%
$137,301	GenomeDx Biosciences, Inc. Promissory Note, 6.00% due 12/28/19	137,301

The accompanying notes are an integral part of this Schedule of Investments.

PRINCIPAL AMOUNT		VALUE

	Health Care Equipment & Supplies (Restricted) (a) — 0.1%
$131,169	IlluminOss Medical, Inc. Promissory Note, 8.00% due 1/31/19	$131,169
43,770	IlluminOss Medical, Inc. Promissory Note, 8.00% due 1/31/19	43,770
87,539	IlluminOss Medical, Inc. Promissory Note, 8.00% due 1/31/19	87,539
87,539	IlluminOss Medical, Inc. Promissory Note, 8.00% due 1/31/19	87,539
109,424	IlluminOss Medical, Inc. Promissory Note, 8.00% due 1/31/19	109,424
		459,441
	Pharmaceuticals — 1.3%
13,000,000	Aegerion Pharmaceuticals, Inc., 2.00% due 8/15/19	9,733,750
7,000,000	Egalet Corporation, 5.50% due 4/01/20 (a)	700,000
		10,433,750
	TOTAL CONVERTIBLE NOTES	11,030,492

	Non-Convertible Notes — 14.0%

	Biotechnology — 2.5%
10,000,000	Amgen Inc., 3.63% due 5/15/22	10,068,633
10,000,000	Gilead Sciences, Inc., 2.95% due 3/01/27	9,309,835
		19,378,468
	Health Care Equipment & Supplies — 1.4%
5,000,000	Medtronic, Inc., 3.50% due 3/15/25	4,980,246
6,000,000	Zimmer Biomet Holdings, Inc., 4.25% due 8/15/35	5,405,237
		10,385,483
	Health Care Providers & Services — 8.5%
12,693,000	Acadia Healthcare Company, Inc., 5.13% due 7/01/22	12,121,815
10,500,000	Anthem, Inc., 3.50% due 8/15/24	10,299,162
7,500,000	Encompass Health Corporation, 5.75% due 11/01/24	7,425,000
8,250,000	Express Scripts Holding Company, 6.13% due 11/15/41	9,210,851
9,700,000	HCA Healthcare, Inc., 6.25% due 2/15/21	9,918,250
5,500,000	Tenet Healthcare Corporation, 4.63% due 7/15/24	5,115,000
10,500,000	UnitedHealth Group Incorporated, 4.38% due 3/15/42	10,516,136
		64,606,214
	Pharmaceuticals — 1.6%
4,750,000	AstraZeneca PLC, 6.45% due 9/15/37 (e)	5,664,964
780,000	Mallinckrodt International Finance SA, 4.75% due 4/15/23	522,600
5,020,000	Wyeth LLC, 5.95% due 4/01/37	6,020,311
		12,207,875
	TOTAL NON-CONVERTIBLE NOTES	106,578,040
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE NOTES (Cost $131,797,025)	117,608,532

SHARES
COMMON STOCKS AND WARRANTS - 106.5% of Net Assets

Biotechnology — 21.2%
337,692	AbbVie Inc. (c)	31,131,825

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	Biotechnology — continued
99,290	Alexion Pharmaceuticals, Inc. (b)	9,666,874
151,152	Amgen Inc.	29,424,760
205,771	Amicus Therapeutics, Inc. (b)	1,971,286
54,043	Biogen Inc. (b) (c)	16,262,620
204,109	Celgene Corporation (b)	13,081,346
35,093	Esperion Therapeutics, Inc. (b)	1,614,278
26,921	Galapagos NV (b) (d)	2,469,733
406,366	Gilead Sciences, Inc. (c)	25,418,193
73,552	Incyte Corporation (b)	4,677,172
11,459	Ligand Pharmaceuticals Incorporated (b)	1,554,986
23,436	Neurocrine Biosciences, Inc. (b)	1,673,565
226,241	Pieris Pharmaceuticals, Inc. (b)	601,801
40,496	Pieris Pharmaceuticals, Inc., Series A Warrants (expiration 6/8/21, exercise price $3.00) (a) (b)	27,537
20,248	Pieris Pharmaceuticals, Inc., Series B Warrants (expiration 6/8/21, exercise price $2.00) (a) (b)	19,843
24,196	Puma Biotechnology, Inc. (b)	492,389
12,163	Regeneron Pharmaceuticals, Inc. (b)	4,542,881
6,051	Sage Therapeutics, Inc. (b)	579,625
36,142	Sarepta Therapeutics, Inc. (b)	3,944,176
73,797	Vertex Pharmaceuticals Incorporated (b)	12,228,901
		161,383,791
	Health Care Equipment & Supplies — 14.9%
262,630	Abbott Laboratories	18,996,028
9,200	ABIOMED, Inc. (b)	2,990,368
107,668	Baxter International Inc.	7,086,708
43,972	Becton, Dickinson and Company	9,907,771
85,475	Dentsply Sirona, Inc.	3,180,525
45,202	Edwards Lifesciences Corporation (b)	6,923,590
18,725	IDEXX Laboratories, Inc. (b)	3,483,224
13,500	Inogen, Inc. (b)	1,676,295
51,470	Inovalon Holdings, Inc. (b)	729,845
301,487	Medtronic plc	27,423,258
28,816	NuVasive, Inc. (b)	1,428,121
16,612	STERIS plc	1,774,992
91,729	Stryker Corporation	14,378,521
6,379	Teleflex Incorporated	1,648,844
25,069	Varian Medical Systems, Inc. (b)	2,840,568
60,991	Wright Medical Group N.V. (b)	1,660,175
74,924	Zimmer Biomet Holdings, Inc.	7,771,117
		113,899,950
	Health Care Providers & Services — 21.8%
65,768	Acadia Healthcare Company, Inc. (b)	1,690,895

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	Health Care Providers & Services — continued
71,307	AmerisourceBergen Corporation	$5,305,241
93,441	Anthem, Inc.	24,540,410
79,361	Centene Corporation (b)	9,150,323
22,670	Charles River Laboratories International, Inc. (b)	2,565,791
50,745	Cigna Corporation	9,637,424
109,035	Community Health Systems, Inc. (b)	307,479
293,916	CVS Health Corporation	19,257,376
344,460	Diplomat Pharmacy, Inc. (b)	4,636,431
65,635	HCA Healthcare, Inc.	8,168,276
41,000	Humana Inc.	11,745,680
59,870	McKesson Corporation	6,613,839
141,136	Tenet Healthcare Corporation (b)	2,419,071
232,106	UnitedHealth Group Incorporated (c)	57,822,247
8,500	WellCare Health Plans, Inc. (b)	2,006,765
		165,867,248
	Healthcare Services — 0.3%
19,100	Laboratory Corporation of America Holdings (b)	2,413,476

	Life Sciences Tools & Services — 4.9%
8,200	Agilent Technologies, Inc. (c)	553,172
38,383	Illumina, Inc. (b)	11,512,213
2,300	Mettler-Toledo International, Inc. (b)	1,300,834
25,600	PRA Health Sciences, Inc. (b)	2,354,176
90,193	Thermo Fisher Scientific Inc.	20,184,291
7,100	Waters Corporation (b)	1,339,415
		37,244,101
	Medical Devices and Diagnostics — 6.6%
19,237	Align Technology, Inc. (b)	4,028,805
337,344	Boston Scientific Corporation (b) (c)	11,921,737
121,354	Danaher Corporation	12,514,025
16,091	Hologic, Inc. (b)	661,340
26,306	Intuitive Surgical, Inc. (b)	12,598,470
12,231	Masimo Corporation (b)	1,313,242
43,600	Quest Diagnostics, Inc.	3,630,572
29,558	ResMed Inc.	3,365,769
		50,033,960
	Pharmaceuticals — 30.7%
124,692	Allergan plc	16,666,333
391,544	Bristol-Myers Squibb Company	20,352,457
169,069	Eli Lilly and Company	19,564,665
28,600	IQVIA Holdings, Inc. (b)	3,322,462
596,014	Johnson & Johnson (c)	76,915,607
194,729	Medicines Company (The) (b) (c)	3,727,113
389,523	Merck & Co., Inc.	29,763,452
197,238	Mylan N.V. (b)	5,404,321

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Pharmaceuticals — continued
50,300	Novo Nordisk A/S (d)	$2,317,321
884,426	Pfizer Inc.	38,605,195
478,203	Teva Pharmaceutical Industries Limited (b) (d)	7,373,890
117,857	Zoetis Inc.	10,081,488
		234,094,304
	Real Estate Investment Trusts — 6.1%
159,324	LTC Properties, Inc.	6,640,624
345,855	Medical Properties Trust, Inc.	5,561,348
211,143	New Senior Investment Group Inc.	869,909
330,651	Omega Healthcare Investors, Inc.	11,622,383
335,716	Physicians Realty Trust	5,381,528
471,734	Sabra Health Care REIT, Inc.	7,774,176
293,879	Senior Housing Properties Trust	3,444,262
15,000	Ventas Realty, LP / Ventas Capital Corporation	363,000
76,246	Ventas, Inc.	4,467,253
		46,124,483
	TOTAL COMMON STOCKS AND WARRANTS (Cost $816,335,416)	811,061,313

PRINCIPAL AMOUNT

	SHORT-TERM INVESTMENT - 4.2% of Net Assets
$31,903,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $31,903,000, 0.50%, dated 12/31/18, due 01/02/19 (collateralized by U.S. Treasury Notes 2.625%, due 12/31/25, market value $32,545,000)	31,903,000
	TOTAL SHORT-TERM INVESTMENT (Cost $31,903,000)	31,903,000
	TOTAL INVESTMENTS - 129.0% (Cost $1,003,544,776)	$982,968,446

The accompanying notes are an integral part of this Schedule of Investments.

NUMBER OF CONTRACTS (100 SHARES EACH)/NOTIONAL AMOUNT		VALUE

	OPTION CONTRACTS PURCHASED - 0.0% of Net Assets

	CALL OPTION CONTRACTS PURCHASED- 0.0% of Net Assets

65/(6,500)	Biogen Inc. Jun20 360 Call	$211,250
	TOTAL OPTION CONTRACTS PURCHASED (Premiums paid $300,473)	211,250

	OPTION CONTRACTS WRITTEN - (0.1)% of Net Assets

	CALL OPTION CONTRACTS WRITTEN — (0.1)%
509/(50,900)	AbbVie Inc. Jan19 96 Call	(42,756)
1,056/(105,600)	Boston Scientific Corporation Jan19 36.5 Call	(58,080)
1,052/(105,200)	Gilead Sciences, Inc. Jan19 66 Call	(68,380)
1,447/(144,700)	Johnson & Johnson Jan19 133 Call	(138,912)
520/(52,000)	Medicines Company (The) Jan19 20 Call	(33,800)
369/(36,900)	UnitedHealth Group Incorporated Jan19 262.5 Call	(84,501)
	TOTAL CALL OPTION CONTRACTS WRITTEN (Premiums received $475,969)	(426,429)

	PUT OPTION CONTRACTS WRITTEN — 0.0%
535/(53,500)	Amgen Inc. Jan19 182.5 Put	(88,275)
	TOTAL PUT OPTION CONTRACTS WRITTEN (Premiums received $86,797)	(88,275)
	TOTAL OPTION CONTRACTS WRITTEN (Premiums received $562,766)	(514,704)
	TOTAL INVESTMENTS LESS OPTION CONTRACTS - 129.0% (Cost $1,003,282,483)	982,664,992
	OTHER LIABILITIES IN EXCESS OF ASSETS - (29.0)%	(220,902,277)
	NET ASSETS - 100%	$761,762,715

(a)              Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.

(b)              Non-income producing security.

(c)               A portion of security is pledged as collateral for call options written.

(d)              American Depository Receipt

(e)               Foreign security.

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA HEALTHCARE OPPORTUNITIES FUND

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible bonds, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Puts and calls generally are valued at the close of regular trading on the securities or commodities exchange on which they are primarily traded. Options on securities generally are valued at their last sale price in the case of exchange traded options or, in the case of OTC-traded options, the average of the last sale price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used.  Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this Schedule of Investments.

Federal Income Tax Cost

At December 31, 2018, the cost of securities for Federal income tax purposes was $1,004,782,502. The net unrealized loss on securities held by the Fund was $22,117,510, including gross unrealized gain of $106,100,377 and gross unrealized loss of $128,217,887.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

TEKLA HEALTHCARE OPPORTUNITIES FUND

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018

(Unaudited, continued)

The following is a summary of the levels used as of December 31, 2018 to value the Fund’s net assets.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred And Warrants
Biotechnology			$8,975,053	$8,975,053
Health Care Equipment & Supplies			790,548	790,548
Preferred Stock	$12,630,000		—	12,630,000
Convertible Notes
Biotechnology	—		137,301	137,301
Health Care Equipment & Supplies	—		459,441	459,441
Pharmaceuticals	—	$9,733,750	700,000	10,433,750
Non-convertible Notes
Biotechnology	—	19,378,468	—	19,378,468
Health Care Equipment & Supplies	—	10,385,483	—	10,385,483
Health Care Providers & Services	—	64,606,214	—	64,606,214
Pharmaceuticals	—	12,207,875	—	12,207,875
Common Stocks And Warrants
Biotechnology	161,336,411	—	47,380	161,383,791
Health Care Equipment & Supplies	113,899,950	—	—	113,899,950
Health Care Providers & Services	165,867,248	—	—	165,867,248
Healthcare Services	2,413,476	—	—	2,413,476
Life Sciences Tools & Services	37,244,101	—	—	37,244,101
Medical Devices And Diagnostics	50,033,960	—	—	50,033,960
Pharmaceuticals	234,094,304	—	—	234,094,304
Real Estate Investment Trusts	46,124,483	—	—	46,124,483
Short-term Investment	—	31,903,000	—	31,903,000
Total	$823,643,933	$148,214,790	$11,109,723	$982,968,446

Other Financial Instruments
Asset
Options Contracts Purchased	211,250	—	—	211,250
Liabilities
Options Contracts Written	(514,704)	—	—	(514,704)
Total	$(303,454)	$—	$—	$(303,454)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Balance as of September 30, 2018	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net Transfers in (out of) Level 3	Balance as of December 31, 2018
Convertible Preferred And Warrants
Biotechnology	$8,675,519	$(3,129)	$302,663	$0	$0	$8,975,053
Health Care Equipment & Supplies	$790,548	$0	$0	$0	$0	$790,548
Convertible Notes
Biotechnology	0	0	137,301	0	0	137,301
Health Care Equipment & Supplies	459,441	0	0	0	0	459,441
Pharmaceuticals	700,000	0	0	0	0	700,000
Common Stocks And Warrants
Biotechnology	162,591	(115,211)	0	0	0	47,380
Total	$10,788,099	$(118,340)	$439,964	$0	$0	$11,109,723

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2018						$(118,340)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

TEKLA HEALTHCARE OPPORTUNITIES FUND

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018

(Unaudited, continued)

	Fair Value at December 31, 2018	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$47,380	Income approach, Black-Scholes	Discount for lack of marketability	20%(20%)

	6,162,346	Probability - weighted	Discount rate	22.70%- 41.27%(32.06%)
		expected return model	Price to sales multiple	3.57x - 4.21x (3.91x)

	4,899,997	Market approach, recent transaction	(a)	N/A
$11,109,723

(a) The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds. There is no quantitative information to provide as these methods of measure are investment specific.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 10% or less of Managed Assets. The value of these securities represented 1% of the Fund’s Managed Assets at December 31, 2018.

At December 31, 2018, the Fund had a commitment of $354,425 relating to additional investments in two private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2018. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date	Cost	Carrying Value per Unit	Value
Atreca, Inc. Series C1 Cvt. Pfd	9/5/18	$1,749,998	$2.33	$1,749,998
Galera Therapeutics, Inc. Series C Cvt. Pfd	8/30/18	2,450,063	2.21	2,449,999
GenomeDx Biosciences, Inc.
Series C Cvt. Pfd	2/22/16	3,207,509	3.33	710,400
Series D Cvt. Pfd	4/4/18	490,999	3.05	569,531
Series D Prime Cvt. Pfd	4/4/18	112,160	9.15	335,516
Series E Cvt. Pfd	7/20/18	409,884	2.34	409,609
Cvt. Promissory Note	12/28/18	137,301	100.00	137,301
Warrants (expiration 11/1/27)	4/4/18	225	0.00	0
IlluminOss Medical, Inc.
Series AA Cvt. Pfd	1/21/16	284,688	1.00	407,078
Junior Preferred	1/21/16	132,722	1.00	383,470
Cvt. Promissory Note	3/28/17	131,178	100.00	131,169
Cvt. Promissory Note	12/20/17	43,780	100.00	43,770
Cvt. Promissory Note	1/11/18	87,543	100.00	87,539
Cvt. Promissory Note	2/6/18	87,539	100.00	87,539
Cvt. Promissory Note	9/5/18	109,424	100.00	109,424
Warrants (expiration 1/11/28)	1/11/18	13	0.00	0
Warrants (expiration 11/20/27)	11/21/17	40	0.00	0
Warrants (expiration 2/6/28)	2/6/18	0	0.00	0
Warrants (expiration 3/31/27)	3/28/17	152	0.00	0
Warrants (expiration 9/6/27)	9/5/18	0	0.00	0
Rainier Therapeutics, Inc.
Series A Cvt. Pfd	1/19/16, 10/24/16	1,651,214	0.65	1,650,000
Series B Cvt. Pfd	3/3/17	1,100,073	0.75	1,100,000
		$12,186,505		$10,362,343

Item 2.  Controls and Procedures.

(a.)                              The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)                              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tekla Healthcare Opportunities Fund

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	2/26/19

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	2/26/19